CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of convertible debentures [Table Text Block]
$
Balance, March 31, 2024	-
Additions from private placement	1,954,534
Accretion	509,871
Interest	293,675
Payment of interest	(293,675)
Repayment of principal	(677,732)
Effect of foreign exchange	(98,489)
Balance, March 31, 2025	1,688,184

Current portion	977,817
Non-current portion	710,367